Revenue from Contracts with Customers: Decrease in passenger traffic as a result of COVID-19 - (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2013 MXN ($)	Dec. 31, 2013 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 14,072,517	$ 9,408,599	$ 5,412,418
Non aeronautical revenue	8,548,671	6,229,896	3,555,227
Total without construction revenue	$ 22,621,188	$ 15,638,495	$ 8,967,645
Change % compared to 2020, Total aeronautical revenue	160.00%
Change % compared to 2020, Total non-aeronautical revenue	140.45%
Change % compared to 2020, Total without construction revenue	152.25%
Change % compared to 2018, Total non-aeronautical revenue	42.80%	4.00%
Change % compared to 2021, Total aeronautical revenue	49.57%	73.80%
Change % compared to 2021, Total non-aeronautical revenue	37.22%	75.20%
Change % compared to 2021, Total without construction revenue	44.65%	44.70%	74.40%
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,100,275	$ 2,027,188	$ 1,808,102	$ 62,000	$ 1,268,966	$ 62,000
Airplan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	2,027,061	1,174,761	488,982
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	9,945,180	6,206,649	3,115,335
Non aeronautical revenue	$ 6,297,790	4,384,946	2,517,816
Change % compared to 2020, Total aeronautical revenue	219.23%
Change % compared to 2020, Total non-aeronautical revenue	150.13%
Change % compared to 2021, Total aeronautical revenue	60.23%
Change % compared to 2021, Total non-aeronautical revenue	43.62%
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,100,276	2,027,188	1,808,102
Non aeronautical revenue	$ 1,598,601	1,394,346	740,450
Change % compared to 2020, Total aeronautical revenue	16.16%
Change % compared to 2020, Total non-aeronautical revenue	115.90%
Change % compared to 2021, Total aeronautical revenue	3.61%
Change % compared to 2021, Total non-aeronautical revenue	14.65%
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,027,061	1,174,762	488,981
Non aeronautical revenue	$ 652,280	$ 450,604	$ 296,961
Change % compared to 2020, Total aeronautical revenue	314.55%
Change % compared to 2020, Total non-aeronautical revenue	119.65%
Change % compared to 2021, Total aeronautical revenue	72.55%
Change % compared to 2021, Total non-aeronautical revenue	44.76%